JPMORGAN INSURANCE TRUST

April 23, 2009

Securities and Exchange Commission

100 F Street, N.E

Washington, DC 20549

Attention: Filing Desk

Re:

JPMorgan Insurance Trust (the “Trust”)

File Nos. 811-7874 and 33-66080

Ladies and Gentlemen:

We hereby submit for filing via EDGAR on behalf of the Trust pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and under the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 33 (Amendment No. 34 under the 1940 Act) to the Trust’s Registration Statement on Form N-1A (the “Amendment”).

This Amendment is being filed to provide updated financial statements, file certain exhibits and to make any non-material changes as the Trust deems appropriate.  The undersigned hereby certifies that the Amendment does not contain disclosures that would render it ineligible to become effective under Rule 485(b).

If you have any questions please call me at (614) 248-7598.

Very truly yours,

/s/ Elizabeth A. Davin

Elizabeth A. Davin, Esq.

Assistant Secretary